Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Net	[1]			$ (2)
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		$ 1	$ (2)	(1)
Other comprehensive income, Net		1	(2)	(1)
Certificates of Deposit
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(1)	3	(1)
Other comprehensive income, Tax			(1)
Other comprehensive income, Net		(1)	2	(1)
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		9	1	(1)
Other comprehensive income, Tax		1
Other comprehensive income, Net		$ 10	$ 1	$ (1)

[1]	net of taxes